Cash and Cash Equivalents	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents
CASH AND CASH EQUIVALENTS

5. CASH AND CASH EQUIVALENTS

        Green Bank, as a correspondent of the Dallas Federal Reserve, is required to maintain average reserve balances. Interest-bearing deposits include restricted amounts of $44.2 million and $42.0 million at March 31, 2015 and December 31, 2014, respectively, as a result of this requirement.

4. CASH AND CASH EQUIVALENTS

        Green Bank, as a correspondent of the Dallas Federal Reserve, is required to maintain average reserve balances. Total cash and cash equivalents include restricted amounts of $42.0 million and $26.7 million at December 31, 2014 and 2013, respectively, as a result of this requirement.